Post-employment Benefits (Details 13)	12 Months Ended
Dec. 31, 2023
Fixed Income [Member] | Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Target limit	89.50%
Minimum limit	60.00%
Fixed Income [Member] | PlanIII [member]
IfrsStatementLineItems [Line Items]
Target limit	70.00%
Minimum limit	48.00%
Variable Income [Member] | Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Target limit	3.00%
Minimum limit	2.00%
Variable Income [Member] | PlanIII [member]
IfrsStatementLineItems [Line Items]
Target limit	8.00%
Minimum limit	3.00%
Loans Allocation [Member] | Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Target limit	0.50%
Minimum limit	0.00%
Loans Allocation [Member] | PlanIII [member]
IfrsStatementLineItems [Line Items]
Target limit	2.00%
Minimum limit	0.00%
Real Estate Allocation [Member] | Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Target limit	2.50%
Minimum limit	0.00%
Real Estate Allocation [Member] | PlanIII [member]
IfrsStatementLineItems [Line Items]
Target limit	1.00%
Minimum limit	0.00%
Investment Structuring [Member] | Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Target limit	4.50%
Minimum limit	0.00%
Investment Structuring [Member] | PlanIII [member]
IfrsStatementLineItems [Line Items]
Target limit	15.00%
Minimum limit	0.00%
Foreign Investments Abroad [Member] | Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Target limit	0.00%
Minimum limit	0.00%
Foreign Investments [Member] | PlanIII [member]
IfrsStatementLineItems [Line Items]
Target limit	4.00%
Minimum limit	0.00%